Income taxes - Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023	Jan. 01, 2020	Dec. 31, 2019
Temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	$ (8,750)	$ (14,059)	$ (14,535)	$ (10,108)	$ (20,114)	$ (20,114)
Total deferred tax - net	(8,750)	(14,059)	(14,535)			(20,114)
Deferred taxes - Recognized in profit or loss	5,309	476	5,579
Total deferred tax - net - Recognized in profit or loss	5,309	476	5,579
Depreciation and amortization
Temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	(19,280)	(22,372)	(26,411)			(30,871)
Deferred taxes - Recognized in profit or loss	3,092	4,039	4,460
Provisions and payables
Temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	(10,611)	(11,648)	(10,153)			(10,113)
Deferred taxes - Recognized in profit or loss	(1,037)	1,495	40
Receivables and consumables
Temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	(82)	(3,335)	(1,723)			$ (644)
Deferred taxes - Recognized in profit or loss	$ 3,253	$ (5,058)	$ 1,079